Deutsche Bank's Transformation - Deutsche Banks Transformation (Detail: Text Values) € in Millions	Jun. 30, 2019 EUR (€)
Impairment of goodwill and other intangible assets [Abstract]
Recoverable amount for WM	€ 1,900
Goodwill impairment in WM	545
Recoverable amount for GTB and CF	10,200
Goodwill impairment in GTB and CF	491
Software impairments [Abstract]
Impairment from regular quarter-end review	0
Impairment from reassessment	328
of which Impairment from reassessment in CIB	296
of which Impairment from reassessment in PCB	12
of which Impairment from reassessment in Infrastructure	20
Service contract provisions for external vendors	23
Deferred tax asset adjustments	€ 2,000